Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	JINPAN INTERNATIONAL LTD
Entity Central Index Key	0001053008
Trading Symbol	jst
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	16,395,456
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 24,218	152,597	182,300
Restricted cash	322	2,025	7,148
Notes receivable	19,114	120,438	35,627
Accounts receivable, net	110,382	695,508	501,062
Inventories, net	36,675	231,087	195,578
Prepaid expenses	13,251	83,496	191,657
Land use right	367	2,311	2,102
Deferred tax assets	1,010	6,361	5,466
Other receivables	3,878	24,432	29,494
Total current assets	209,217	1,318,255	1,150,434
Property, plant and equipment, net	37,102	233,777	212,839
Construction-in-progress	2,406	15,162	12,327
Land use right	15,156	95,497	40,114
Goodwill	13,371	84,245	84,245
Other assets	76	481	459
Deferred tax assets	34	215	215
Total assets	277,362	1,747,632	1,500,633
Current liabilities:
Short-term bank loans	21,426	135,000	80,311
Accounts payable	22,833	143,867	87,875
Notes Payable	13,611	85,763	179,550
Income tax	2,335	14,714	10,990
Value added tax	1,624	10,233	11,472
Advances from customers	12,642	79,655	35,227
Commission payable	5,210	32,827	41,793
Accrued employee benefits	3,043	19,175	13,583
Government grants	1,777	11,194
Other liabilities	10,418	65,651	20,080
Total current liabilities	94,919	598,079	480,881
Long term liability:
Government grants			6,195
Long Term bank loans	1,550	9,764	10,263
Shareholders' equity:
Convertible preferred stock, US$0.0045 par value: Authorized shares - 2,000,000 Issued and outstanding shares - none in 2011 and 2010
Common stock, US$0.0045 par value: Authorized shares - 40,000,000 Issued and outstanding shares -16,395,456 in 2011 and 16,395,456 in 2010	74	605	605
Common stock-warrants	854	6,232	6,232
Additional paid-in capital	36,114	284,936	282,538
Reserves	12,023	85,321	69,107
Retained earnings	111,915	770,156	646,858
Accumulated other comprehensive income	20,392	(3,044)	2,371
Stockholders' Equity before Treasury Stock	181,372	1,144,206	1,007,711
Less: Treasury shares at cost, Common stock -227,306 in 2011 and 2010	(479)	(4,417)	(4,417)
Total shareholders' equity	180,893	1,139,789	1,003,294
Total liabilities and shareholders' equity	$ 277,362	1,747,632	1,500,633

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Convertible preferred stock, par value (in dollars per share)	$ 0.0045	$ 0.0045
Convertible preferred stock, shares authorized	2,000,000	2,000,000
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.0045	$ 0.0045
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	16,395,456	16,395,456
Common stock, shares outstanding	16,395,456	16,395,456
Treasury shares	227,306	227,306

Consolidated Statements of Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Income Statement [Abstract]
Net sales	$ 218,869	1,414,289	967,074	1,084,303
Costs and expenses:
Cost of products sold	(138,579)	(895,473)	(591,591)	(625,817)
Selling and administrative	(54,292)	(350,822)	(273,518)	(245,956)
Total Costs and expenses	(192,871)	(1,246,295)	(865,109)	(871,773)
Non operating income
Other income, net	2,211	14,285	15,244	5,286
Interest income	198	1,282	1,187	1,783
Total Investment Income, Nonoperating	2,409	15,567	16,431	7,069
Non operating expenses:
Interest expenses	(1,252)	(8,088)	(2,078)	(1,446)
Income before income taxes	27,155	175,473	116,318	218,153
Income taxes	(3,301)	(21,334)	(26,314)	(20,428)
Net income	$ 23,854	154,139	90,004	197,725
Earnings per share
-Basic (in dollars per share)	$ 1.48	9.54	5.57	12.33
-Diluted (in dollars per share)	$ 1.45	9.37	5.46	12.15
Weighted average number of shares
-Basic (in shares)	16,163,696	16,163,696	16,159,893	16,028,152
-Diluted (in shares)	16,456,611	16,456,611	16,457,462	16,269,440

Consolidated Statements of Shareholders' Equity In Thousands, except Share data, unless otherwise specified	Treasury stock CNY	Warrants CNY	Common shares CNY	Convertible preferred stock CNY	Additional paid-in capital CNY	Reserves CNY	Retained earnings CNY	Accumulated Other Comprehensive Income CNY	Comprehensive Income CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2008	(6,525)	6,232	603		270,928	31,451	425,471	3,122			731,282
Balance (in shares) at Dec. 31, 2008	(412,940)		16,389,368	6,088
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							197,725		197,725		197,725
Cash dividends distributed $0.12 , $0.12, $0.14 per share for 31 December 2009, 2010 and 2011, Respectively							(13,255)				(13,255)
Preferred stock to common shares (in shares)			6,088	(6,088)
Exercise of stock options for cash	1,905		2		3,983						5,890
Exercise of stock options for cash (in shares)	181,634
Employees stock-based expenses					6,195						6,195
Currency translation adjustments								217	217		217
Total Comprehensive Income									197,942
Balance at Dec. 31, 2009	(4,620)	6,232	605		281,106	31,451	609,941	3,339	197,942		928,054
Balance (in shares) at Dec. 31, 2009	(231,306)		16,395,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							90,004		90,004		90,004
Transfer to reserves						37,656	(37,656)
Cash dividends distributed $0.12 , $0.12, $0.14 per share for 31 December 2009, 2010 and 2011, Respectively							(15,431)				(15,431)
Exercise of stock options for cash	203										203
Exercise of stock options for cash (in shares)	4,000
Employees stock-based expenses					1,432						1,432
Currency translation adjustments								(968)	(968)		(968)
Total Comprehensive Income									89,036
Balance at Dec. 31, 2010	(4,417)	6,232	605		282,538	69,107	646,858	2,371	89,036		1,003,294
Balance (in shares) at Dec. 31, 2010	(227,306)		16,395,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							154,139		154,139	23,854	154,139
Transfer to reserves						16,214	(16,214)
Cash dividends distributed $0.12 , $0.12, $0.14 per share for 31 December 2009, 2010 and 2011, Respectively							(14,627)				(14,627)
Exercise of stock options for cash
Employees stock-based expenses					2,398						2,398
Currency translation adjustments								(5,415)	(5,415)		(5,415)
Total Comprehensive Income									148,724
Balance at Dec. 31, 2011	(4,417)	6,232	605		284,936	85,321	770,156	(3,044)		$ 180,893	1,139,789
Balance (in shares) at Dec. 31, 2011	(227,306)		16,395,456

Consolidated Statements of Shareholders' Equity (Parentheticals) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Stockholders Equity [Abstract]
Dividends distributed in cash (in dollars)	0.14	0.12	0.12

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Operating activities
Net income	$ 23,854	154,139	90,004	197,725
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation	4,301	27,791	24,449	25,512
Deferred income taxes	(139)	(895)	(3,282)	(347)
Allowance for doubtful accounts	861	5,562	1,725	2,314
Provision for inventories	388	2,508	2,307	392
Loss/(gain) on disposal of property, plant and equipment	19	121	(451)	(28)
Employee stock-based compensation	371	2,398	1,432	6,195
Changes in operating assets and liabilities
Restricted cash	793	5,123	7,087	(5,154)
Accounts receivable	(31,063)	(200,726)	(64,678)	(39,304)
Notes receivable	(13,125)	(84,811)	14,314	(16,555)
Inventories	(5,883)	(38,016)	(22,992)	42,134
Prepaid expenses	16,739	108,162	(124,888)	(34,616)
Other receivables	(532)	(3,437)	(13,260)	43
Accounts payable	8,481	54,803	16,976	(6,197)
Notes Payable	(14,514)	(93,787)	145,350	34,200
Income tax	576	3,724	(1,624)	(12,433)
Value added tax	(192)	(1,239)	(27,814)	(8,496)
Advances from customers	6,875	44,428	7,950	(26,131)
Commission payable	(1,387)	(8,966)	(46,586)	21,298
Accrued employee benefits	865	5,592	11,401	(4,474)
Government grants	774	5,000	(3,737)	5,916
Other liabilities	6,015	38,867	(960)	4,551
Net cash provided by/(used in) operating activities	4,077	26,341	12,723	186,545
Investing activities
Purchases of property, plant and equipment	(7,347)	(47,476)	(55,157)	(54,717)
Proceeds from sales of property, plant and equipment	31	201	748	747
Payment for construction-in-progress	(372)	(2,403)
Purchase of Land use right	(5,275)	(34,084)	(1,311)
Payment for investment in subsidiary	(1,785)	(11,535)	(200)
Net cash used in investing activities	(14,748)	(95,297)	(55,920)	(53,970)
Financing activities
Proceeds from bank loans	46,795	302,382	112,476	44,327
Repayment of bank loans	(38,409)	(248,192)	(33,118)	(113,111)
Proceeds from exercise of stock options			203	5,891
Dividends paid	(2,263)	(14,626)	(15,431)	(13,255)
Net cash provided by/(used in) financing activities	6,123	39,564	64,130	(76,148)
Effect of exchange rate changes on cash	1,239	(311)	(187)	7
Net increase/(decrease) in cash and cash equivalents	(3,309)	(29,703)	20,746	56,434
Cash and cash equivalents at beginning of year	27,527	182,300	161,554	105,120
Cash and cash equivalents at end of year	24,218	152,597	182,300	161,554
Interest paid	1,285	8,303	1,679	1,756
Income taxes paid	$ 2,742	17,720	31,370	29,780

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.             ORGANIZATION AND PRINCIPAL ACTIVITIES

Jinpan International Limited (the “Company”) was incorporated under the laws of the British Virgin Islands on April 3, 1997.

As of December 31, 2011, the Company had direct interests in the following subsidiaries:

Name of entity	Date of establishment	Percentage of equity interest attributable to the Company	Paid-up capital	Principal activities

Hainan Jinpan Electric Co., Ltd. (“Hainan Jinpan” )	June 3, 1997	85%	RMB 160,171,897	Manufacturing and sale of cast resin transformers

Jinpan International (USA) Limited (“Jinpan USA”)	February 18, 1998	100%	US$10,000	Marketing of cast resin transformers

Jinpan Electric (China) Co. Ltd. (“Jinpan China”)	January 12, 2007	100%	RMB 93,360,000	Manufacturing and sale of cast resin transformers

Jinpan International Limited owns 100% of the common stock of Jinpan USA, a New York corporation, and Jinpan China, a foreign-funded PRC limited liability company registered in Wuhan, Hubei China.  Jinpan International and Wuhan Jinpan Electric Co. Ltd jointly own 85% and 15%, respectively, of Hainan Jinpan, a sino-foreign cooperative joint venture registered in Haikou, Hainan China.  Jinpan China owns 100% of the common stock of Wuhan Jinpan, a domestically funded PRC limited liability company registered in Wuhan, Hubei China. Hainan Jinpan and Jinpan China jointly own 70% and 30% of Shanghai Jinpan, a domestically funded PRC limited liability company registered in Shanghai China. Hainan Jinpan also owns 100% of Jinpan Research and Development Company. The Company and its majority owned subsidiaries are hereinafter collectively referred to as the “Group.”

The Company is a holding company and its common shares, par value US$0.0045 per share,1 are referred to herein as the “Common Shares.”  Substantially all of the Group’s operations are conducted in the People’s Republic of China (the “PRC”) and its principal market is in the PRC.

The term of Hainan Jinpan is 50 years, ending on September 3, 2047, and can be extended with the mutual consent of the joint venture parties, subject to the approval of the relevant PRC government authorities.  The co-operative joint venture can be terminated upon the unanimous agreement of the Board of Directors of Hainan Jinpan. In the event that the term of Hainan Jinpan is not extended, the joint venture will be dissolved and liquidated pursuant to the provisions of applicable law and the joint venture agreement. In addition, Hainan Jinpan may be terminated prior to the expiration of the joint venture agreement upon the occurrence of certain events, including but not limited to, the inability of the entity to conduct its business due to financial losses or a breach of the joint venture agreement by one of the parties thereto.

Jinpan USA is primarily engagedin the sale of cast resin transformers and wind energy products to customers in the US and worldwide.

Jinpan China is formed under the foreign funded limited liability company law of the PRC. The term of Jinpan China is 50 years, ending on January 11, 2057 and can be extended upon approval of the PRC government. Jinpan China can be dissolved upon the agreement of foreign investors due to financial losses or a natural disaster that causes Jinpan China to be unable to continue operations.  Hainan Jinpan and Jinpan China are primarily engaged in the design, manufacture and sale of cast resin transformers, switchgears, unit substations and wind energy products.

1 As of December 31, 2009, the Company’s par value was $0.009 per share.  On February 6, 2010, the Company effected a two-for-one stock split, whereby the Company’s par value changed to $0.0045 per share.

BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
BASIS OF PRESENTATION
2.             BASIS OF PRESENTATION

The consolidated financial statements include the accounts of the Company and its subsidiaries.  Intercompany accounts and transactions have been eliminated in consolidation.

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). This basis of accounting differs from that used in the statutory financial statements of Hainan Jinpan and Jinpan China, which were prepared in accordance with the accounting principles and relevant financial regulations applicable to foreign investment enterprises as established by the Ministry of Finance of China.

The reporting currency of the Group is Renminbi (“RMB”), the national currency of China. Solely for the convenience of the reader, the asset and liability accounts have been translated into United States dollars (“US$”) using the People’s Bank of China’s rate of RMB 6.30 to US$1, the prevailing rate on December 31, 2011, and equity accounts were translated using historical rates. Income statement accounts were translated using the average exchange rate of RMB 6.46 to US$1 for the year 2011. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollars at this rate or any other.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, which are directly and indirectly wholly-owned. All  intercompany accounts and transactions have been eliminated in consolidation.

(b)   Cash, Cash Equivalents and Restricted Cash

The Group considers all highly liquid investments with a maturity of three months or less to be cash equivalents. The Group maintains certain bank accounts in the PRC which are not protected by FDIC insurance or other insurance. There was approximately RMB 143 million held in non-US banks or financial institutions as of December 31, 2011. As of December 31, 2011, the Group held approximately RMB 11.1 million (US$ 1.76 million) cash in the United States of which RMB8.1 million (US$1.3 million) was in excess of FDIC insurance limits.. At December 31, 2011, the Group had approximately RMB 2.0 million restricted cash related to products guaranty insurance.

(c)    Trade Receivables

Trade receivables, which generally have 30 to 120 day terms, are recognized and carried at original invoice amounts less an allowance for doubtful accounts. Credit is offered to customers based on their payment history, financial capability, and credit rating. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. We evaluate specific accounts where we have information that certain customers are unable to meet their financial obligations. We also make judgments, based on the best available facts and circumstances, including but not limited to, the length of our relationship with the customer, the customers’ current credit status and known market factors, to record a specific reserve for customers against their corresponding receivable amounts. These specific reserves are re-evaluated and adjusted as additional information affects the estimated amounts. We write off receivables against allowance for doubtful account when there is evidence that the likelihood of collection is not probable and it is deemed uncollectible.

                (d)   Notes Receivable

For accounts receivable in which payment is received in the form of short-term financial instruments, the Group classifies such accounts receivable as notes receivable. These short-term financial instruments generally mature, and thus are convertible into cash, in six months or less.

(e)   Inventories

Inventories are priced at the lower of cost or market value. Market value represents the net realizable value for inventories. Cost is determined using the weighted average cost method.

We periodically review our inventory for excess inventory, obsolescence.  We write down the value of ending inventory for obsolete and unmarketable inventory equal to the difference between the cost of inventory and the estimated market value. These reviews require management to estimate future demand for our products and evaluate market conditions. Possible changes in these estimates could result in a write down of inventory. If actual market conditions are less favorable than those projected, additional inventory write-downs may be required. If actual market conditions are more favorable than projected, inventory previously written down may be sold, resulting in lower cost of sales and higher income from operations than expected in that period. As of December 31, 2011 and 2010, the balance of inventories reserves was RMB 7.9 million and RMB 5.4 million respectively.

(f)    Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Estimated useful lives are as follows:

Buildings 10 - 20 years
Machinery and equipment 6 - 10 years
Motor vehicles 6 years
Furniture, fixtures and office equipment 5 years

Maintenance and repair costs of a routine nature are expensed as incurred. Expenditures for major renewals and improvements that extend the life of an asset are capitalized.

(g)   Construction-in-Progress

Construction-in-progress is stated at cost which includes the cost of construction and other direct costs attributable to the construction. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and put into use. Construction-in-progress at December 31, 2011 represents a manufacturing factory that was under construction but was not ready for occupancy at year end and machinery under installation. There is no interest related to construction-in-progress for the years ended December 31, 2011, 2010, and 2009.

(h)   Impairment of Long-lived Assets

For long-lived assets used in operations, the Group records impairment losses when events and circumstances indicate that these assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their respective carrying amounts. If less, the impairment losses are based on the excess of the carrying amounts of these assets over their respective fair values. Their fair values would then become the new cost basis.  Fair value is determined by quoted market prices, if available. When quoted market prices are not available, the present value of the future estimated net cash flow is generally used. For assets held for sale, impairment losses are measured at the lower of the carrying amount or the fair value less costs to sell. For assets to be disposed of other than by sale, impairment losses are measured at their carrying amount less salvage value, if any, at the time the assets cease to be used.

(i)    Income Taxes

The Group uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. This method also requires the recognition of future tax benefits such as net operating loss carry forwards, to the extent that such benefits will more-likely-than-not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The National People’s Congress, China’s parliament, promulgated on March 16, 2007, set a unified corporate income tax rate of 25% applicable to both domestic and foreign funded companies.  The new tax rate of 25% will take effect gradually. The applicable tax rate is 18% for calendar year 2008, 20% for 2009, 22% for 2010, 24% for 2011, and 25% for 2012. However, Hainan Jinpan was recognized as a technically advanced enterprise at the end of 2008 and is entitled to a 15% tax rate for three years commencing from January 1, 2008. Hainan Jinpan extended its status as technically advanced enterprise in 2011 and is entitled to a 15% tax rate for another three years commencing from January 2011. Jinpan China is not subject to income tax for 2008 and 2009. From 2010 to 2012, the income tax rate applicable to Jinpan China will be one half of the prevailing rate. Shanghai Jinan’s income tax rate is 25% in 2011. Shanghai T&D is taxed at 1.25% of sales. (For more information on Jinpan China’s effective tax rates, see Note 9. Deferred Tax Assets and Income Taxes.)

The Group classifies tax penalties and interest expense as income tax expense.

(j)    Value Added Tax

All of the Group’s products sold in the PRC are subject to Chinese VAT at a rate of 17% of the gross sales price. This VAT may be offset by VAT paid by the Group on raw materials and other materials included in the cost of producing its finished products.  The VAT amounts paid and available for offset are maintained in VAT Tax payables.

(k)   Goodwill

We adopted amended standards that simplify how entities test goodwill for impairment. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit in which goodwill resides is less than its carrying value. For reporting units in which this assessment concludes that it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform goodwill impairment testing. We adopted amended standard, the adoption of these amended standards did not have an impact on our consolidated financial statements

            (l)    Foreign Currency Translation

The reporting currency of the Group is the Renminbi. The functional currency of Hainan Jinpan and Jinpan China is Renminbi and the functional currency of the Company and Jinpan USA is the US dollar. Financial statements for these entities have been translated into Renminbi in accordance with ASC 830, Foreign Currency Translation.  Asset and liability accounts are translated using the exchange rates in effect at the balance sheet date, and shareholders’ equity accounts are translated at the historical exchange rate. Income statement and cash flows amounts are translated using the average exchange rate for the applicable year. The gains and losses resulting from the changes in exchange rates from year-to-year are reported in Accumulated Other Comprehensive Income (Loss). The effect on the transaction gains and losses as reported on the Consolidated Statements of Income is insignificant for all years presented herein.

(m) Operating Leases

Leases, where substantially all the rewards and risks of ownership of assets remain with the leasing company, are accounted for as operating leases.  Rentals applicable to such operating leases are reported on the Consolidated Statements of Income and determined using the straight-line basis over the applicable lease term. The Operating Lease Rental Expense incurred by the Group during the years ended December 31, 2011, 2010 and 2009 amounted to RMB 3.8 million, RMB 2.9 million and RMB 2.7 million, respectively. All the operating leases were recorded as selling and administrative expense.

(n)   Revenue Recognition

Revenue is recognized when (1) persuasive evidence of an arrangement exists, (2) delivery occurs, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. For our products, there are no acceptance provisions, installation or other services required after the delivery.   Revenue is recognized on the sale of goods, when the significant risks and rewards of ownership have been transferred to the buyer upon delivery, provided that the Company maintains neither managerial involvement to the degree usually associated with ownership, nor effective control over the goods sold.

                (o)   Non-Operating Income

For the Group’s non-operating transactions, income is recognized as follows:

(i)	interest income from bank deposits is recognized on a time proportionate basis using the principal outstanding and at the applicable interest rate; and

(ii)
government grant income is recognized as a component of other income when the relevant approvals are received from the government and any grant terms are met. If management does not believe that sufficient objective and positive evidence exists to conclude that approval of the grant from government is probable, the receipt of the grant is not recognized as income.

(p)   Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect amounts reported in the financial statements and the accompanying notes.  Actual results could differ from those estimates.

(q)   Earnings Per Common and Common Equivalent Share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.  Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. The number of ordinary equivalent shares is related to outstanding stock options and warrants and is calculated using the treasury stock method.

(r)    Accumulated Other Comprehensive Income (Loss)

Unrealized gains or losses on the Group’s available-for-sale securities and foreign currency translation adjustments are included in Accumulated Other Comprehensive Income (Loss). The balance of accumulated other comprehensive income at December 31, 2011 and 2010 was approximately RMB (3.0) million and RMB 2.4 million respectively.

(s)	Research and Development Costs

Research and development costs consist of expenditures incurred during the course of planned research and investigation to develop new products or processes, or significantly enhance existing products or production processes, and implement new methods of design, testing of product alternatives or construction of prototypes.  The Group expenses all research and development costs as incurred.  The research and development costs incurred by the Group during the years ended December 31, 2011, 2010 and 2009 were RMB 68.6 million, RMB 51.4 million and RMB 40.8 million, respectively and all these amounts were recorded as selling and administrative expense.

(t)	Advertising Expense

The cost of advertising is expensed as incurred. The Group incurred RMB 1.3 million, RMB 0.6 million and RMB 3.0 million in advertising costs during 2011, 2010 and 2009, respectively and all these amounts were recorded as selling and administrative expense.

(u)   Shipping and Handling Expenses

The cost of shipping and handling is expensed as incurred and reported within Selling and Administration Expenses. The Group incurred RMB 32.6 million, RMB 24.7 million and RMB 20.5 million in shipping and handling costs during 2011, 2010 and 2009, respectively.

(v)   Stock-based Compensation

We record stock-based compensation expense based upon the grant date fair value of share-based awards. The fair value of the award is recognized as expense ratably over the requisite service periods. We use the Black-Scholes option-pricing model, which incorporates various assumptions including volatility, expected life and interest rates to determine fair value.

(For more information on the valuation methods used for options and warrants, see note 19(e), and (g), Stock Option Activity, Option Valuation Assumptions and Warranty Valuation Assumptions, respectively.)

                (w)  Product Warranty

The Group provides a basic limited warranty, which covers parts and labor, for all products, for one year.  The product warranty expense incurred in each year from 2009 through 2011 is not considered significant and the product warranty expense has not correlated with sales volume, thus, the Group recorded warranty expense as incurred. The Group incurred RMB 4.0 million, RMB 2.6 million, and RMB 1.3 million in product warranty expense during the years ended December 31, 2011, 2010 and 2009, respectively.

(x)	New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) amended its guidance on the presentation of comprehensive income. Under the amended guidance, an entity has the option to present comprehensive income in either one continuous statement or two consecutive financial statements. A single statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income. In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. The option under the current guidance that permits the presentation of components of other comprehensive income as part of the statement of changes in stockholders’ equity has been eliminated. The amendment becomes effective on January 1, 2012 and is applied retrospectively. Early adoption is permitted. This guidance will not have an impact on the Company’s consolidated financial position, results of operations or cash flows as it is disclosure-only in nature.

In December 2011, The FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, to indefinitely defer the effective date of the requirement to reclassification adjustments from other comprehensive income (OCI) to net income by component under ASU 2011-05, Presentation of Comprehensive Income, to allow time for reconsideration of these provisions. The deferral in ASU 2011-12 does not affect the effective date of the other presentation requirements in ASU 2011-05. The amendments in ASU 2011-05 are effective for fiscal years and for interim periods within those fiscal years, beginning after December 15, 2011 (that is, the fiscal year beginning January 1, 2012 for calendar-year entities) for public entities. The amended guidance must be applied retrospectively and early adoption is permitted. This guidance will not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

In September 2011, the FASB issued a revised standard on testing for goodwill impairment. The revised standard allows an entity to first assess qualitatively whether it is necessary to perform step one of the two-step annual goodwill impairment test. An entity is required to perform step one only if the entity concludes that it is more likely than not that a reporting unit’s fair value is less than its carrying amount, a likelihood of more than 50 percent. An entity can choose to perform the qualitative assessment on none, some, or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then perform the qualitative assessment in any subsequent period. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted. In the fourth quarter 2011, we adopted amended standard, the adoption of these amended standards did not have an impact on our consolidated financial statements.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable of the Group at December 31, 2011 and 2010 were as follows:

	2011	2011	2010
	US$	RMB	RMB
		( In thousands)
Accounts receivable-trade	113,779	716,912	516,904
Less: Allowance for doubtful accounts	(3,397)	(21,404)	(15,842)
Account Receivable-Net	110,382	695,508	501,062

Movement of allowance for doubtful accounts
Beginning at January 1	(2,514)	(15,842)	(14,947)
Reversal(provided) during the year	(991)	(6,244)	(1,725)
Less: Written off during the year	108	682	830
	(3,397)	(21,404)	(15,842)

INVENTORIES, NET	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORIES, NET
5.	INVENTORIES, NET

Inventories of the Group at December 31, 2011 and 2010 were as follows:

	2011	2011	2010
	US$	RMB	RMB
	(In thousands)
Finished products	22,851	143,987	68,555
Products in process	107	675	33,736
Raw materials	14,978	94,376	98,730
	37,936	239,038	201,021
Less: provision for inventories	(1,261)	(7,951)	(5,443)
Inventories	36,675	231,087	195,578

	2011	2011	2010
	US$	RMB	RMB
	(In thousands)
Movement of provision for inventories
Balance as at January 1	(873)	(5,443)	(3,136)
Provided during the year	(388)	(2,508)	(2,307)
Less: Written off during the year	-	-	-
Balance as at December 31	(1,261)	(7,951)	(5,443)

LAND USE RIGHT	12 Months Ended
Dec. 31, 2011
Land Use Right [Abstract]
LAND USE RIGHT
6              LAND USE RIGHT

All lands in the PRC are state-owned and no private land ownership rights exist.

The Group has obtained land use right certificates for all its facilities except for a piece of land in Hainan which cost RMB 3.4 million. We amortize the land use right in Hainan and Shanghai on a straight line basis over 20 to 40 years which will expire from the year 2026 to 2051. We also amortize the land use right in Wuhan on a straight line basis over 50 years which will expire in the year 2057.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
7.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment of the Group at December 31, 2011 and 2010 were as follows:

	2011	2011	2010
	US$	RMB	RMB
	(In thousands)
Buildings	24,648	155,306	140,472
Machinery and equipment	25,697	161,915	142,879
Motor vehicles	3,612	22,761	19,877
Furniture, fixtures and office equipment	4,942	31,137	20,754
	58,899	371,119	323,982
Less: accumulated depreciation	(21,797)	(137,342)	(111,143)
	37,102	233,777	212,839

The Group’s buildings are located in the PRC and USA and the land on which the Group’s buildings are situated in the PRC are State-owned.  The property in the U.S. is owned by Jinpan Realty, LLP, a wholly owned subsidiary of Jinpan USA. Depreciation expense in 2011, 2010 and 2009 was RMB 27.9 million, RMB 24.5 million and RMB 25.5 million respectively. The depreciation was included both in cost of goods sold and selling and administrative expense.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Notes Payable [Abstract]
NOTES PAYABLE
8. NOTES PAYABLE

In 2011, Hainan Jinpan entered into material purchasing agreement with a supplier in China.  The notes were payable to the supplier and were unsecured, short term and non-interest bearing. As of December 31, 2011 and 2010, the balance of the note payable was RMB 85.8 million and RMB 179.5 million respectively.

DEFERRED TAX ASSETS AND INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
DEFERRED TAX ASSETS AND INCOME TAXES
9.             DEFERRED TAX ASSETS AND INCOME TAXES

The Company was incorporated in the British Virgin Islands and, under the current laws of the British Virgin Islands, is not subject to tax on income or on capital gains.

Jinpan USA, a wholly-owned subsidiary of the Company, is incorporated in the State of New York.  Jinpan USA is subject to federal tax and state tax of United States.

In accordance with the relevant PRC income tax laws, Hainan Jinpan’s applicable tax rate is 25%, however, in 2008 and 2011, Hainan Jinpan was recognized as a technically advanced enterprise by the PRC government and was approved for a preferential tax rate of 15% for three years commencing from January 1, 2008 and 2011.

Jinpan China is exempt from corporate income tax for 2008 and 2009, and from 2010 to 2012 will be subject to a 12.5% tax rate in accordance with PRC income tax law.

Shanghai Jinpan is taxed at deemed profit method for 2009 and 2010. The tax rate for deemed profit method is 1.25% of sales. Shanghai Jinpan is subject to a corporate income tax rate of 25% in 2011.

Pretax income (loss) for the years ended December 31, 2011, 2010 and 2009 was taxed in the following jurisdictions with the exception of the British Virgin Islands, which is tax exempt:

	2011	2011	2010	2009
	US$	RMB	RMB	RMB
	(In thousands)
British Virgin Islands	(1,647)	(10,645)	(10,157)	(13,288)
United States of America	448	2,895	1,685	5,865
The People’s Republic of China	28,354	183,223	124,790	225,576

	27,155	175,473	116,318	218,153

Significant components of the provision for income taxes attributable to income before taxes are as follows:

	2011	2011	2010	2009
	US$	RMB	RMB	RMB
	(In thousands)
Current
Non-US	(3,258)	(21,050)	(29,404)	(17,477)
US	(182)	(1,179)	(192)	(2,951)
Deferred US	-	-	-	-
Non-US	138	895	3,282	-
	(3,302)	(21,334)	(26,314)	(20,428)

Deferred tax assets and deferred tax liabilities of the Group at December 31, 2011 and 2010 were as follows:

	2011	2011	2010
	US$	RMB	RMB
	(In thousands)
Deferred tax assets-China
Current
Allowance for doubtful accounts	510	3,211	2,263
Inventory reserves	190	1,200	593
Deferred expenses	309	1,950	2,610
	1,010	6,361	5,466
Non-Current
Depreciation	34	215	215
Total deferred tax assets-China	1,044	6,576	5,681
Deferred tax assets-USA	-	-	-
Total deferred Tax assets	1,044	6,576	5,681

Deferred tax liabilities-China	-	-	-
Deferred tax liabilities-USA
Current
Depreciation	9	56	242
Non-Current	-	-	-
Total deferred tax liabilities	9	56	242

Net deferred tax assets	1,035	6,520	5,439

Based on available evidence, management believes it is more-likely-than-not that the net deferred tax assets will be fully realized. Accordingly, the Group did not provide a valuation allowance against its net deferred tax assets at December 31, 2011. At December 31, 2011, the Group does not have any net operating loss carry forward.

The reconciliation of income tax computed using the PRC statutory rate of 25% in 2009, 2010 and 2011 to actual income tax expense is as follows:

	2011	2011	2010	2009
	US$	RMB	RMB	RMB
	(In thousands)
Computed expected income tax	7,563	48,863	26,648	65,818
Impact of tax holiday of Jinpan China and Shanghai	(4,332)	(27,984)	(18,339)	(46,827)
Effect of difference between the PRC and USA tax rate	70	455	(230)	1,485
Others Tax (credits)			18,235	(48)
	3,301	21,334	26,314	20,428

Under ASC 740, the Group recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. , We evaluated the  Company’s overall tax positions and determined there were no material unrecognized tax benefits and there have been no material changes in unrecognized benefits since January 1, 2007. We have not filed US federal and state  tax returns as of the date of this report.

BANK LOANS	12 Months Ended
Dec. 31, 2011
Bank Loans [Abstract]
BANK LOANS
10.	BANK LOANS

Bank loans comprised:

	2011	2011	2010
	US$	RMB	RMB
	(In thousands)

Short-term bank loans	21,425	135,000	80,311
Long-term bank loan	1,550	9,764	10,263
Less: current portion	(21,425)	(135,000)	(80,311)
	1,550	9,764	10,263

Hainan Jinpan has a working capital credit facility from the Bank of China for RMB 130.0 million.  As of December 31, 2011, there was RMB 50 million outstanding balance under this credit facility. This credit facility bears interest at the prime rate declared by the Bank of China. Our borrowings under this credit facility accrued interest at an average interest rate 6.5%% per annum for the year ended December 31, 2011. This facility will expire in November 2012 and we intend to extend the facility for another yearHainan Jinpan has an unsecured letter of credit facility from Bank of Communication for RMB 120 million. As of December 31, 2011, there was RMB 40 million outstanding under this credit facility. This credit facility bears interest at the benchmark rate set by the People’s Bank of China.. This credit facility will expire in August 2012.

Hainan Jinpan has an unsecured letter of credit facility from the Bank of China for RMB 173 million.  This credit facility bears interest at LIBOR plus a margin rate.  As of December 31, 2011, there was no outstanding balance under this credit facility.  This facility will expire in November 2012 and we intend to extend the facility for another year.

Hainan Jinpan has an oral agreement of working capital credit facility from the Industrial and Commercial Bank of China for RMB 260 million. This credit facility bears interest at the benchmark rate set by the People’s Bank of China. As of December 31, 2011, there was RMB 10 million outstanding under this credit facility.

Shanghai Jinpan has an oral credit facility from Bank of Communication for RMB 110 million of which RMB50 million was working capital facility and RMB 60 million was letter of credit facility. As of December 31, 2011, there was no outstanding balance under this credit facility. This credit facility bears an interest rate that is benchmark rate set by People’s Bank of China.  This credit facility will expire in April 2012 and we are in the process of renewing this credit facility.

Shanghai Jinpan has an unsecured letter of  credit facility from bank of China for RMB 120 million of which 50 million was working capital facility and RMB 70 million was letter of credit facility. This credit facility bears interest according to the benchmark rate set by bank of China. As of December 31, 2011, there was RMB 35 million outstanding balance under this credit facility.

Jinpan Realty has a long term mortgage bank loan of US$1.7 million from Enterprise Bank in USA for purchasing the land and building, which constitute our U.S. offices, in 2009. The loan was secured by the property. The interest rate is fixed at 6% for first 5 years. Thereafter, the rate shall be reset at the then current five year U.S. treasury rate plus 2% for the remainder term of the loan. The term of the loan is 20 years.   There was approximately RMB 9.8 million (US$1.6 million) outstanding as of December 31, 2011. The table below reflects the principal balance due for the next five years.

Year	2012	2013	2014	2015	2016	thereafter
Principal Due in RMB	313,123	334,408	355,320	377,556	399,723	7,984.053

GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2011
Government Grants [Abstract]
GOVERNMENT GRANTS
11.           GOVERNMENT GRANTS

Since 1998, Hainan Jinpan received grants in advance from the local Chinese government based on its past business performance and its investment in advance technologies which has to be pre-approved by the government. Government grants are recorded as deferred grant revenue until the terms of the grants are met and final approval from the government is obtained. Once these conditions are satisfied grant revenue is recognized in other income. The Group recognized income of RMB 13.2 million, RMB 13.1 million and RMB 3.0 million respectively in 2011, 2010 and 2009, respectively.

DISTRIBUTION OF INCOME	12 Months Ended
Dec. 31, 2011
Distribution Of Income [Abstract]
DISTRIBUTION OF INCOME
12.           DISTRIBUTION OF INCOME

According to PRC accounting rules and regulation, the Group’s China subsidiaries are required to maintain reserves which include a statutory reserve fund, an enterprise expansion fund and staff welfare and bonus fund based on 10% of its net income as reported in the statutory accounts prepared in accordance with  GAAP. The maximum amount of the aggregate of these reserves is 50% of its registered capital. The Group and its subsidiaries in China made reserved RMB 16.2 million, 37.6 million and nil million for the years ended December 31, 2011, 2010 and 2009 respectively. The remaining reserve to fulfill the 50% capital requirement is approximately RMB 254.9 million at December 31, 2011.

The statutory reserve fund, enterprise expansion fund and staff welfare and bonus fund represent appropriations made at the sole discretion of the Company’s board of directors.  The statutory reserve fund and enterprise expansion fund are used for future expansion. The staff welfare and bonus fund is used for the collective welfare of the staff and workers of Hainan Jinpan.  During the years ended December 31, 2011, 2010 and 2009, the directors of the Group’s China subsidiaries approved the following appropriations to reserves.

	2011	2011	2010	2009
(In thousand)	US$	RMB	RMB	RMB
Statutory reserve fund	2,509 -	16,214 -	37,656	-
Enterprise expansion fund	-	-	-	-
Staff welfare and bonus fund	-	-	-	-
Dividends	-	-	-	-

	2,509	16,214	37,656	-

The Company declared a cash dividend of US$0.14 per common share on January 9, 2011, which was paid in 2 installments, first on February 10, 2011 and then on July 26, 2011.  The Company also declared cash dividend of US$0.14 and US$0.12  per Common Share in 2010 and 2009 respectively.  These cash dividends declared reflect the effect of 2-for–1 stock split effected in February 2010.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
13.	COMMITMENTS AND CONTINGENT LIABILITIES

(1)          Operating lease commitments

The Group leases certain buildings and apartments under non-cancelable lease arrangements.  These operating leases expire in various years through 2022. Total lease expense for the year 2011 is RMB 3.8 million.  These leases may be renewed for periods ranging from one to two years.

Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following at December 31, 2011:

	(In thousands)
	US$$	RMB
2012	283	1,828
2013	203	1,312
2014	55	358
2015	55	358
2016	55	358
2017 after	345	2,229
Total minimum lease payments	996	6,443

(2)          Capital commitments

As of December 31, 2011, the Group has commitments of RMB 19.2 million for the purchase of new machinery and construction project.

(3)          Employment contracts

The Group’s employees in the PRC include engineers, technicians, management administrative personnel, marketing and sales personnel, and factory personnel while employees in U.S. include management, administration and marketing personnel. All of the employees except U.S. employees are contract employees and have entered into renewable employment contracts with the Group’s applicable entities.  Terms of the employment agreements with management, engineers, sales persons and technicians range from two to five years and terms of the employment agreements with support personnel range from six months to one year.

Future minimum payments to employees under employment contracts consisted of the following at December 31, 2011:

US$	RMB
	(In thousands)
2012	6,089	38,369
2013	4,940	31,126
2014	3,488	21,979
2015	1,910	12,033
2016 after	9,828	61,926
Total minimum employment contract payments	26,255	165,433

   (4)           Licensee agreement

The Group is engaged in a licensee agreement with a third party that designs certain line reactors. This agreement provides us the exclusive right to manufacture, assemble, sell, and maintain the licensed products.  Licensee expense was RMB 1.2 million, RMB 0.5 million and RMB 3.4 million for the years ended December 31, 2011, 2010, and 2009, respectively. These amounts were recorded in the selling and administrative expense.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Abstract]
FINANCIAL INSTRUMENTS
14.	FINANCIAL INSTRUMENTS

Cash and cash equivalents

The carrying amount reported on the Consolidated Balance Sheets for cash and cash equivalents approximates their fair value because of the short maturity of those instruments.

Investments, accounts receivable, notes receivable, other receivables advance from customers and bank loans

The carrying value, as reported on the Consolidated Balance Sheets, of accounts receivable, notes receivable, other receivables, advance from customers, accruals, and bank loans approximate their market values based on their short-term maturities, or their fair values.

CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK
15.           CONCENTRATION OF RISK

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable and short-term investments.

The Group maintains cash and cash equivalents with the Bank of China, Industrial and Commercial Bank of China, China Construction Bank and Nan-Yang Commercial Bank in the PRC and Citibank, N.A. in the U.S.

Concentrations of credit risk with respect to accounts receivable are minimal because the Group has many different customers.  The Group also performs ongoing credit evaluations of its customers’ financial conditions and, as a result, does not require collateral for Accounts Receivable.

During 2011, the Group was dependent on two major suppliers Momentive (Hexion /Bakelite AG) and Speed Fair (Xiamen) Co., Ltd. for cast resin, which accounted for 0.93% (0.82% in 2010) and 1.28% (0.89% in 2010) of total purchases, respectively.  Additionally, the Group was dependent on two major suppliers: Wuhan Steel Processing Co., Ltd., and Thyssenkrupp Electrical Steel GmbH  for silicon steel, which accounted for 26.7% (2010: 18.84%), 11.12% (2010: 18.53%)  of total purchases, respectively. The Group is also dependent on Hainan Xinlong Copper Co. Ltd., Jiangyin Copper Co., Ltd., and Shanghai Congxin Electric Co. Ltd. for copper and aluminum, which accounted for 5.02% (2010: 5.09%) and 7.06% (2010: 5.53%) and 9.42% (2010: 7.5%) of total purchases, respectively.

A significant portion of our sales revenues is concentrated on one OEM, which is our largest customer.  Sales to our largest customer accounted for 13.6%, 9.1% and 17.7% for years 2011, 2010 and 2009, respectively.

PENSION AND OTHER POST RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
PENSION AND OTHER POST RETIREMENT BENEFITS
16.	PENSION AND OTHER POST RETIREMENT BENEFITS

 Jinpan USA set up a Simple IRA plan for its employees.  The amounts employees contribute are tax deferred.  Jinpan USA, has not made any contributions since 2006.

Hainan Jinpan, Jinpan China and Shanghai Jinpan have a defined contribution retirement plan for their employees.  As required by PRC laws and organized by local government, Hainan Jinpan and Jinpan China make certain statutory contributions to the plan.  All permanent employees are entitled to an annual pension that is equal to a fixed proportion of their final annual salary at their retirement date. Hainan Jinpan and Jinpan China and its employees are required to make contributions to the retirement plan at rates of 20% and 8% of each employee’s annual salary, respectively.  Payment is made, on a monthly basis, to a PRC insurance company organized by the PRC government, which is responsible for the payments of pension benefits to retired employees.  Hainan Jinpan and Jinpan China have no obligations for the pension benefits beyond the annual contributions as described above.  The pension costs recognized by Hainan Jinpan  Jinpan China and Shanghai Jinpan during the years ended December 31, 2011, 2010 and 2009 amounted to RMB 12.6 million, RMB 5.7 million and RMB 3.5 million, respectively.

OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA
17.	OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA

We operate in one reportable segment, electrical distribution equipment based on aggregation criteria:
(1)  We manufacture and sell power control and distribution equipment, including cast resin transformers, substation, reactors, and switchgears.  While each type of product has a different function, all are used to control and to distribute electric power. (2) While the manufacturing techniques and equipment may vary among product types, we apply the similar production process, quality, and cost monitoring and control systems throughout our manufacturing facilities. (3) Our customer base is not differentiated by the type of products.   Our customers base comprise of resellers or end users of power control and distribution equipment, including OEMs, utilities, municipal governments, industrial companies, and commercial and residential developers.  Customers often procure one or more types of products we offer depending on their requirements. (4) Presently, we use the same sales team and similar distribution channels for all of our products, because the customer base for our products are the same.

Thus, we report one operating segment based on aggregation criteria. We sell our products in the People’s Republic of China, the United States, and Europe.

Geographic area data

	Year ended December 31,
	2011	2011	2010	2009
	US$	RMB	RMB	RMB
	(In thousands)
Revenues from external customers:
United States	19,379	125,221	48,183	67,679
Europe	6,928	44,768	28,607	94,241
PRC	192,562	1,244,300	890,284	922,383
	218,869	1,414,289	967,074	1,084,303
Property, Plant, and Equipment by area:
United States	2,527	15,920	17,342	17,303
PRC	34,575	217,857	195,497	165,090
	37,102	233,777	212,839	182,393
Net Assets
United States	51,284	323,136	348,534	295,640
PRC	129,609	816,653	654,760	632,414
	180,893	1,139,789	1,003,294	928,054

EARNINGS PER COMMON AND COMMON EQUIVALENT SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER COMMON AND COMMON EQUIVALENT SHARE
18.           EARNINGS PER COMMON AND COMMON EQUIVALENT  SHARE

On January 26, 2010, the Company declared a two-for one stock split to the shareholders of record as of  February 5, 2010. Accordingly, all outstanding shares and per share data in all periods presented have been restated to reflect the stock split.

Basic earnings per share for the years ended December 31, 2011, 2010 and 2009 was computed by dividing net income of RMB 154.1 million, RMB 90.0 million and RMB 197.7 million respectively by the weighted average number of 16,163,696, 16,159,893 and 16,028,152  common shares outstanding, respectively.

Diluted earnings per share for the years ended December 31, 2011, 2010 and 2009 was computed by dividing net income of RMB 154.1 million, RMB 90.0 million and RMB 197.7 million by the weighted average number of 16,456,611, 16,457,462 and 16,269,440  common shares outstanding, respectively. The weighted average number of shares includes potentially dilutive common shares, which reflect the dilutive effect of stock options, preferred shares and warrants. Warrants to purchase 200,000 shares of common stock were not included in diluted earnings per share in 2011, because the warrants were anti-dilutive based on the treasury stock method. Reconciliation of the denominator is as follows:

	2011	2010	2009
Denominator for basic earnings per share – weighted average shares	16,163,696	16,159,893	16,028,152

Effect of dilutive securities:
Exercisable stock options	292,915	246,770	216,026
Convertible warrants	-	50,799	25,262
Denominator for diluted earnings per share – adjusted weighted average shares and assumed conversions	16,456,611	16,457,462	16,269,440

EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
EQUITY
19.	EQUITY

As of December 31, 2009, 424,940 common shares have been repurchased at an aggregate cost of US$0.8 million, approximately RMB 6.8 million. The Company did not purchase any of its stock in the open market from 2009 to 2011.

The Company issued nil, 4,000, and 141,634 shares respectively in 2011, 2010 and 2009 from its treasury shares to the employees who exercised their stock options.

The Company’s convertible preferred stock (“preferred stock”) is convertible at any time into common shares at the rate of 1-to-1 and each share of preferred stock entitles its holder to the same number of votes as a Common Share. In the event of the Company’s liquidation, dissolution or winding up, the holders of preferred stock are entitled to a preference over the holders of common shares in the distribution of assets in an amount equal to the sum of: (i) US$2.188 per share, and (ii) an amount equal to declared but unpaid dividends on each such share. There was no outstanding preferred shares at the end of December 31, 2011.

 (a)         1997 Stock Option Plan

A total of 1,000,000 common shares have been reserved for issuance under the Company’s 1997 Stock Option Plan. The 1997 Stock Option Plan provides for options to employees, officers, directors and consultants of the Group. The 1997 Stock Option Plan, which was established in October 1997, is administered by the board of directors or a committee appointed by the board, which determines the terms of options granted, including the exercise price, the number of shares subject to the option and the option’s exercisability.  The exercise price of all options granted under the 1997 Stock Option Plan must be at least equal to the fair market value of each share on the date of grant. The vesting period is determined in each stock option agreement. Options shall be fully vested and become exercisable at the date vested. The maximum term of options granted under the 1997 Stock Option Plan is 10 years. We used the intrinsic value method under APB 25 and recognized no expense for options granted under this plan.

 (b)         Stock option transactions under 1997 stock option plan

During 2009 certain employees exercised stock options to purchase an aggregate of 78,000 shares of the Company’s common stock. The Company received US$138,450 from these exercises.  No options were exercised under this plan in 2010 and 2011.

            (c)           2006 Stock Option Plan

In October 2006, the Company adopted the 2006 Stock Option Plan, under which 600,000 common shares have been reserved for issuance. The 2006 Stock Option Plan provides for options to employees, officers, directors and consultants of the Group. The 2006 Stock Option Plan is administered by the board of directors or a committee appointed by the board, which determines the terms of options granted, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2006 Stock Option Plan must be at least equal to the fair market value of a Common Share on the date of grant.  Options shall be fully vested and become exercisable on the date of vesting. The vesting period is determined in each stock option agreement. The maximum term of options granted under the 2006 Stock Option Plan is 10 years. We measure the fair value of each stock option grant at the date of grant using a Black-Scholes option pricing model.

            (d)          Stock Option Transactions Under the 2006 Stock Option Plan

In March, 2007, the Group entered into stock option agreements with certain of its directors and employees, to purchase an aggregate of 54,500 common shares. Options granted are exercisable at the price of US$9.03 per share and expire 5 years from the dated granted. The options are not transferable other than upon death and are exercisable from the date granted.

During 2009, certain current and previous employees exercised stock options to purchase 62,334 common shares. The Company received US$ 228,788 from these exercises.

In March 2008, the Company issued options to purchase 111,000 common shares.  These options are exercisable at a price of US$11.65 per share and expire 5 years from the date of grant.  The options are subject to termination of employment and are not transferable other than upon death.  The vesting dates range from the date of grant to January 1, 2011.

During 2009, certain employees exercised their options to purchase 37,300 common shares. The Company received US$ 434,545 from these exercises.

In April 2008, the Company issued options to purchase 21,500 common shares.  Options granted are exercisable at the price of US$15.28 per share and expire 5 years from the date of grant.  The options are subject to termination of employment and are not transferable other than upon death.  The options vested on January 1, 2009.

In December 2009, one employee exercised an option to purchase 4,000 common shares. The Company received US$61,140 from this exercise.

In February 2009, the Company issued stock options to purchase 207,200 common shares. Options granted are exercisable at a price of US$7.68 per share and expire 5 years from the date of grant. The options are subject to termination of employment and are not transferable other than upon death. There were 74,000 shares vested on January 1, 2010 and, additionally, 133,200 shares vested on February 5, 2012.

In December 2010, a director exercised a stock option to purchase 4,000 common shares. The Company received US$30,720 from this exercise.

In March, 2011, the Company issued stock options to purchase 44,000 common shares. Options granted are exercisable at the price of US$ 10.83 per share and expire 5 years from the date of grant.

            (e)           Warrants

In March, 2007, the Company issued warrants to purchase 200,000 common shares in connection with a private placement.  This warrant is exercisable at a price of US$11.65 per share and  expired on March 15, 2012.

We measure the fair value of each warrant at the date of granting using the Black-Scholes option-pricing model. The Black-Scholes option pricing model was developed to estimate the fair value of traded warrants, including expected volatility, expected life, expected dividend rate and expected risk-free rate of return.

The fair value of the warrants, issued in March 2007, in the amount of RMB 6.2 million, was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions for 2007: risk-free interest rate was 4.47%, an expected dividend yield of 1.03%, the volatility factor of the expected market price of the common shares was 66.14%, and a weighted average contractual life of the warrants of 5 years.

            (f)           Common Shares Reserved for Options, Warrants and Preferred Stock.

	December 31, 2011	December 31, 2010

Warrants	200,000	200,000
Stock options	498,566	454,566
Preferred stock	-	-

Total	698,566	654,566

            (g)          Stock Option Valuation

We measure the fair value of each stock option grant at the date of grant using a Black-Scholes option pricing model. The Black-Scholes option pricing model was developed for use in estimating the fair value of traded options, including expected volatility, expected life, expected dividend rate and expected risk-free rate of return.  The weighted-average exercise price for options outstanding as of December 31, 2011 was US$7.52. The weighted-average remaining contractual life of those options is 1.94 years.

The following assumptions were used for calculating fair value of stock options:

	December 31,	December 31,	December 31
	2011	2010	2009
Risk -free interest rate	1.22% to 1.62%	1.62% to 1.99%	1.37% to 1.62%
Average expected term (years)	3	3	3
Dividend yield	1.31%	1.62%	1.62%
Expected volatility	68.65% to 72.65%	60.64% to 68.65%	68.65% to 75.6%

The Company’s calculation of expected volatility for the year ended December 31, 2011 was based on the historical volatility of the Company’s stock price. We have adopted the guidance of ASC 718-10-S99-1 for purposes of determining the expected term for stock options. Due to limited historical data to rely upon, we use the “simplified” method in developing an estimate of expected term for stock options per ASC 718-10-S99-1.   The interest rate is based on the  U.S. Treasury yields in effect at the time of grant. While we believe that these assumptions are reasonable, actual experience may differ materially from these assumptions.

(h)           Option Award Activity

A summary of the Company’s stock option activities, and related information for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011		2010		2009
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
		US$		US$		US$

Outstanding at beginning of year	454,566	7.02	458,566	7.03	433,000	5.93
Granted	44,000	10.83	-	-	207,200	7.68
Exercised	-		(4,000)	7.68	(181,634)	4.21
Cancelled	-		-
Forfeited	-		-
Outstanding at the end of year	498,566	7.52	454,566	7.02	458,566	7.03
Exercisable at the year end	321,366	7.00	311,166	6.82	216,266	5.69

Weighted average grant-date fair value of options granted during the year	-		US$10.83		US$7.68

 A summary of the status of the Company’s nonvested shares for the years ended December 31, 2011, 2010, 2009 are as follows

		Weighted-Average
		Grant-Date
Nonvested Shares	Shares	Fair Value (US$)
Nonvested at January 1, 2009	113,500	12.34
Granted	207,200	7.68
Vested	(78,400)	12.65
Forfeited	-	-
Nonvested at December 31, 2009	242,300	8.23
Granted	-	-
Vested	(98,900)	10.87
Forfeited	-	-
Nonvested at December 31, 2010	143,400	7.96
Granted	44,000	10.83
Vested	(10,200)	11.65
Forfeited	-	-
Nonvested at December 31, 2011	177,200	US$8.46

The Company recognized approximately RMB 2.4 million, RMB 1.4 million and RMB 6.2 million of compensation cost for the years ended December 31, 2011, 2010 and 2009, respectively.  No income tax benefit was recognized for the years ended December 31, 2011, 2010 and 2009. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was RMB nil, RMB 75,000 and RMB 14.9 million respectively. The total intrinsic value of options outstanding during the year ended December 31, 2011 was RMB 1.8 million.  The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 were approximately RMB nil, RMB 5.7 million and RMB 6.4 million respectively.  Total compensation cost related to nonvested stock options that are not recognized at the end of December 31, 2011 and will be recognized in future years is RMB 86,500. The weighted average period of nonvested stock options that is expected to be recognized is 1 years.

The following table summarizes information with respect to options outstanding at December 31, 2011:

		Outstanding
	Options	Weighted Average
Exercise	Number	Remaining
Price	Outstanding	Contractual Life (in years)
US$ 1.77	92,000	1.73
US$ 3.67	36,000	2.04
US$ 9.03	32,166	0.19
US$11.65	73,700	1.3
US$15.28	17,500	1.3
US$7.68	203,200	2.1
US$10.83	44,000	4.2
	498,566	1.94

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENT
20.           SUBSEQUENT EVENT

a)            Cash Dividend

On January 16, 2012, the Company declared a cash dividend of US$0.14 per common share for the year 2012.  The Company made the first distribution of US$0.07 per share on February 8, 2012, to shareholders of record on January 26, 2012. The second distribution will be made during the second half of the year.

b)            Stock Option

On March 22, 2012, the Company issued options to purchase 132,166 common shares to its directors and certain employees. These options are exercisable at the price of US$8.34 per share and will expire on September 7, 2016.

The Company has performed an evaluation of subsequent events through the date these consolidated financial statements were issued to determine whether the circumstances warranted recognition and disclosure of those events or transactions in the consolidated financial statements as of December 31, 2011.

QUARTERLY FINANCIAL DATA (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (Unaudited)
21            QUARTERLY FINANCIAL DATA (Unaudited)

Summarized quarterly financial data for 2011 and 2010 is as follows:

	Quarter
Fiscal 2011	First	Second	Third	Fourth
RMB
Sales	196,909,519	380,237,779	427,274,276	409,867,833
Gross (loss) profit	72,204,313	145,078,827	159,911,708	141,621,618
Net (loss) income from continuing operations	18,063,583	47,520,217	54,118,583	34,436,045

Net (loss) income	18,063,583	47,520,217	54,118,583	34,436,045

Earnings per share - Basic	1.12	2.92	3.37	2.13
Earnings per share - Diluted	1.10	2.89	3.29	2.09

	Quarter
Fiscal 2010	First	Second	Third	Fourth
RMB
Sales	133,671,958	249,751,284	298,620,667	285,030,007
Gross (loss) profit	48,806,661	108,883,571	107,038,886	110,753,633
Net (loss) income from continuing operations	7,814,318	13,654,774	29,303,304	39,231,711
Net (loss) income	7,814,318	13,654,774	29,303,304	39,231,711

Earnings per share - Basic	0.48	0.85	1.81	2.42
Earnings per share - Diluted	0.47	0.82	1.79	2.38